BUSINESS COMBINATION (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 11, 2020
Summarised consolidated statement of income
Sales of goods and other operating revenues		¥ 2,105,984	¥ 2,959,799	¥ 2,882,077
Net income attributable to owners of the Company		33,096	57,493	61,708
Net income attributable to non-controlling interests		¥ 8,828	¥ 14,590	¥ 17,353
Basic earnings per share (RMB)		¥ 0.27	¥ 0.48	¥ 0.51
Diluted earnings per share (RMB)		¥ 0.27	¥ 0.48	¥ 0.51
Summarised consolidated balance sheet
Current assets	¥ 455,395	¥ 455,395	¥ 447,310
Total assets	1,733,805	1,733,805	1,760,286	¥ 1,597,401
Current liabilities	522,190	522,190	579,978
Total liabilities	850,947	850,947	882,982	739,403
Total equity attributable to owners of the Company	741,494	741,494	738,946
Non-controlling interests	¥ 141,364	141,364	138,358
Summarised consolidated statement of cash flows
Net cash generated from operating activities		167,518	153,619	175,937
Net cash used in investing activities		(102,203)	(121,051)	(66,648)
Net cash (used in)/generated from financing activities		(36,955)	(84,204)	(111,269)
Net (decrease)/increase in cash and cash equivalents		¥ 28,360	(51,636)	¥ (1,980)
Baling Petrochemical Co. Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held	55.00%
Summarised consolidated statement of cash flows
Non-controlling interest, ownership percentage		45.00%
Previously reported
Summarised consolidated statement of income
Sales of goods and other operating revenues			2,966,193
Net income attributable to owners of the Company			57,465
Net income attributable to non-controlling interests			¥ 14,568
Basic earnings per share (RMB)			¥ 0.48
Diluted earnings per share (RMB)			¥ 0.48
Summarised consolidated balance sheet
Current assets			¥ 445,856
Total assets			1,755,071
Current liabilities			576,374
Total liabilities			879,236
Total equity attributable to owners of the Company			738,150
Non-controlling interests			137,685
Summarised consolidated statement of cash flows
Net cash generated from operating activities			153,420
Net cash used in investing activities			(120,463)
Net cash (used in)/generated from financing activities			(84,713)
Net (decrease)/increase in cash and cash equivalents			(51,756)
Elimination and Adjustment
Summarised consolidated statement of income
Sales of goods and other operating revenues			(23,300)
Net income attributable to owners of the Company			(22)
Net income attributable to non-controlling interests			22
Summarised consolidated balance sheet
Current assets			(643)
Total assets			(643)
Current liabilities			(643)
Total liabilities			(643)
Total equity attributable to owners of the Company			(652)
Non-controlling interests			652
Baling Branch of SAMC
Summarised consolidated statement of income
Sales of goods and other operating revenues			16,906
Net income attributable to owners of the Company			¥ 50
Basic earnings per share (RMB)			¥ 0.0004
Diluted earnings per share (RMB)			¥ 0.0004
Summarised consolidated balance sheet
Current assets			¥ 2,097
Total assets			5,858
Current liabilities			4,247
Total liabilities			4,389
Total equity attributable to owners of the Company			1,448
Non-controlling interests			21
Summarised consolidated statement of cash flows
Net cash generated from operating activities			199
Net cash used in investing activities			(588)
Net cash (used in)/generated from financing activities			509
Net (decrease)/increase in cash and cash equivalents			¥ 120
Baling Branch of SAMC
Summarised consolidated statement of cash flows
Non-controlling interests recognized					¥ 972